Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss available to common stockholders	$ (23,529)	$ (24,645)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	500	452
Loss on equity issuance	4,171	0
Stock-based compensation expense	402	251
Loss on disposal of fixed assets	60	50
Milestone payments to Dynavax	1,000	1,000
Changes in operating assets and liabilities:
Accounts receivable	(1,477)	(936)
Inventory	(158)	6
Prepaid expenses	1,041	(1,306)
ROU assets	130	38
Trade payables, accrued expenses and other liabilities	(2,772)	1,108
Net cash used in operating activities	(41,196)	(24,003)
Cash flows from investing activities:
Purchases of property and equipment	(216)	(451)
Milestone payments to Dynavax	(1,000)	(1,000)
Cash paid for intellectual property and licenses	(205)	(63)
Net cash used in investing activities	(1,421)	(1,514)
Cash flows from financing activities:
Proceeds from the issuance of preferred stock	9,189	3,499
Refundable prepayments for Series B-2 preferred stock	0	3,986
Proceeds from exercise of preferred stock warrants	9,630	0
Proceeds from Business Combination	36,854	0
Offering costs related to Business Combination	(1,116)	0
Payments on finance lease liabilities	(65)	(4)
Cash proceeds from the exercise of stock options	94	73
Net cash provided by financing activities	54,586	7,554
Increase (decrease) in cash, cash equivalents and restricted cash	11,969	(17,963)
Cash, cash equivalents and restricted cash, beginning of period	9,664	30,301
Cash, cash equivalents and restricted cash, end of period	21,633	12,338
Supplemental disclosure of noncash items:
Transfer of warrant liability to preferred stock upon exercise of warrants	25,409	0
Tranche and warrant liability
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability	(660)	(21)
Contingent earnout liability
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability	$ (19,904)	$ 0